Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and bank accounts – Brazil		R$ 106	R$ 352	R$ 213
Cash and bank accounts – Abroad	[1]	28	22	24
Financial investments – Brazil	[2]	5,494	5,085	5,605
Total Cash and Cash Equivalents		R$ 5,628	R$ 5,459	R$ 5,842

[1]	As of December 31, 2024, the Company had funds held abroad, being R$28 in US Dollars (R$22 in US dollars as of December 31, 2023 and R$24 in US dollars as of December 31, 2022).
[2]	As of December 31, 2024, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 98.54% of CDI – Interbank Deposit Certificate (95.92% of CDI as of December 31, 2023 and 92.80% of CDI as of December 31, 2022).The Company’s exposure to interest rate indexes and the sensitivity analysis for these financial assets are disclosure in note 16.7.